Consolidated statement of comprehensive income/(loss) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income/(loss) attributable to owners of the parent	€ 1,138	€ (532)	€ (430)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	(3)	14	(15)
Change in net unrealized gain or loss on cash flow hedging instruments	(2)	(13)	14
Change in foreign currency translation adjustment	87	(37)	83
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Gains in the fair value of long term investments	329	60	190
Change in fair value of Exchangeable Notes attributable to changes in credit risk	(6)	(10)	3
Other comprehensive income for the year (net of tax)	405	14	275
Total comprehensive income/(loss) for the year attributable to owners of the parent	€ 1,543	€ (518)	€ (155)